Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of consolidated financial statement balances and amounts of the Group's VIEs

	As of December 31,
	2022	2023
	US$	US$
ASSETS
Cash and cash equivalents	2,087,760	283,530
Restricted cash	206	—
Accounts receivable, net	1,031,662	221,848
Prepaid expense and other assets	1,879,727	1,730,359
Long-term investments	276,600	—
Property and equipment, net	108,957	8,191
Operating lease right-of-use assets	212,517	132,080
Other non-current assets	21,280	98,551
Total Assets	5,618,709	2,474,559
LIABILITIES
Accounts payable	3,300,720	1,582,409
Accrued salary and benefits	874,763	152,145
Accrued expenses and other current liabilities	2,353,038	767,641
Deferred revenue	104,711	48,636
Operating lease liabilities, current	84,813	88,403
Operating lease liabilities, non-current	136,857	46,171
Total Liabilities	6,854,902	2,685,405

	For the years ended
	December 31,
	2021	2022	2023
	US$	US$	US$
Net revenues	101,383,320	31,296,937	5,752,574
Income (loss) from operations	(31,302,836)	17,304,119	93,144
Net (loss) income	(31,694,750)	17,177,101	59,026
Net cash (used in) provided by operating activities	(27,664,505)	(13,423,567)	(2,990,648)
Net cash (used in) provided by investing activities	(475,661)	43,397	273,659
Net cash provided by (used in) financing activities	4,772,782	6,436,801	(1,948,205)

Schedule of estimated useful lives by major asset category

Electronic equipment	3 years
Office equipment and furniture	3 - 5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease term or expected useful life

Schedule of revenue based on revenue streams

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Revenue:
Advertising revenue	267,266,716	76,545,411	22,822,094
In-app purchase and other revenues	4,879,105	7,381,203	9,154,174
Total	272,145,821	83,926,614	31,976,268

Schedule of revenues generated by geographic location of customers' headquarters

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
PRC	232,300,929	48,480,865	11,656,321
USA	30,023,116	25,598,517	17,373,071
Others	9,821,776	9,847,232	2,946,876
Total	272,145,821	83,926,614	31,976,268

Schedule of movements in accounts receivable and deferred revenue

	Accounts Receivable	Deferred Revenue
	US$	US$
Opening Balance as of January 1, 2022	21,483,102	1,943,168
Decrease, net	(16,533,858)	(1,767,793)
Ending Balance as of December 31, 2022	4,949,244	175,375
Decrease, net	(2,614,637)	468,622
Ending Balance as of December 31, 2023	2,334,607	643,997

Schedule of maturities of lease liabilities

As of December 31,
2023
US$
2024	334,863
2025	167,431
Total lease payment	502,294
Less: imputed interest	(21,326)
Total lease liability balance	480,968
Less: Operating lease liabilities, current	(315,953)
Long-term operating lease liabilities	165,015

Schedule of future minimum lease payments under non-cancelable operating lease agreements based on ASC 840

As of December 31,
2023
US$
2024	349,907
2025	167,431
Total lease commitment	517,338

Schedule of concentration risk

The following customers accounted for 10% or more of revenue:

	For the years ended
	December 31,
	2021		2022		2023
	US$	%	US$	%	US$	%
Company A	75,896,207	27.89%	20,179,468	24.04%	*	*
Company B	68,943,513	25.33%	8,940,784	10.65%	*	*
Company C	*	*	12,980,235	15.47%	4,862,217	15.21%
Company D	*	*	*	*	4,453,331	13.93%
Company E	*	*	*	*	3,628,882	11.35%

*   Less than 10%.

The following customers accounted for 10% or more of accounts receivable:

	As of December 31,
	2022		2023
	US$	%	US$	%
Company C	604,129	12.21%	*	*
Company D	*	*	737,087	31.57%
Company E	505,376	10.21%	*	*

*   Less than 10%.

Concentration of Vendors

The Group uses certain vendors to acquire users and those cost are recorded as sales and marketing expenses. Vendors accounted for 10% or more are listed as below:

	For the years ended December 31,
	2021		2022		2023
	US$	%	US$	%	US$	%
Company C	*	*	18,184,318	40.98%	8,345,027	47.21%
Company F	24,058,293	12.02%	7,365,582	16.60%	2,098,906	11.88%
Company G	22,034,256	11.00%	*	*	*	*
Company H	*	*	*	*	3,349,826	18.95%

*   Less than 10%.

The following vendors accounted for 10% or more of accounts payable:

	As of December 31,
	2022		2023
	US$	%	US$	%
Company C	2,381,107	29.14%	587,044	13.27%
Company F	1,562,950	19.13%	506,145	11.44%
Company H	*	*	1,254,904	28.36%

*   Less than 10%.